FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Recurring Basis [Member]
Assets:
Available-for-sale debt securities	$ 46,281
Equity securities	67,346
Interest rate/ currency swap contracts – short-term receivables	99
Interest rate/currency swap contracts - long term receivables	16,826
Total assets	130,552
Liabilities:
Floating rate NOK bonds due 2019	93,843
Floating Rate NOK Bonds due 2020	62,714
Interest rate/ currency swap contracts – short-term payables	39,720
Interest rate/ currency swap contracts – long-term payables	1,520
Total liabilities	923,458
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available-for-sale debt securities	46,281
Equity securities	67,346
Total assets	113,627
Liabilities:
Floating rate NOK bonds due 2019	93,843
Floating Rate NOK Bonds due 2020	62,714
Total liabilities	882,218
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate/ currency swap contracts – short-term receivables	99
Interest rate/currency swap contracts - long term receivables	16,826
Total assets	16,925
Liabilities:
Interest rate/ currency swap contracts – short-term payables	39,720
Interest rate/ currency swap contracts – long-term payables	1,520
Total liabilities	41,240
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Estimate of Fair Value Measurement [Member]
Assets:
Available-for-sale debt securities	46,281	$ 41,742
Equity securities	67,346	52,060
Interest rate/ currency swap contracts – short-term receivables	99	108
Interest rate/currency swap contracts - long term receivables	16,826	8,347
Liabilities:
Floating rate NOK bonds due 2019	93,843	92,709
Interest rate/ currency swap contracts – long-term payables	1,520	$ 48,618
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Liabilities:
4.875% unsecured convertible bonds due 2023	171,380
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
5.75% unsecured convertible bonds due 2021	$ 234,281